VY T Rowe Price Capital Appreciation Portfolio N-1A Cover	Dec. 31, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	VOYA INVESTORS TRUST
Entity Central Index Key	0000837276
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Prospectus Date	May 01, 2025